Material Accounting Policy Information - Schedule of useful life of equipment (Details)	12 Months Ended
Dec. 31, 2025
Leasehold improvements [Member]
Material accounting policy information [Line Items]
Depreciation rates and methods of plant and equipment	Straight line over lease term
Office equipment [Member]
Material accounting policy information [Line Items]
Depreciation rates and methods of plant and equipment	Double declining rate of 30%
Office furnishings [Member]
Material accounting policy information [Line Items]
Depreciation rates and methods of plant and equipment	Double declining rate of 20%
Right-of-use assets [Member]
Material accounting policy information [Line Items]
Depreciation rates and methods of plant and equipment	Straight line over lease term